SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE (Details)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Period End Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	5.7990	5.9026	5.7843
Period Average Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	5.8186	5.7090	5.7720